Warrant Liabilities	6 Months Ended
Jun. 30, 2023
Warrants Liabilities [Abstract]
WARRANT LIABILITIES

17 WARRANT LIABILITIES

The warrants are initially recognised at fair value, and in subsequent periods measured at fair value through profit or loss with any changes in fair value recognised in profit or loss until the warrants are exercised, redeemed, or expire. The public warrants are listed on NASDAQ under the symbol “ANGHW”.

As of June 30, 2023, and December 31, 2022, the Group has outstanding 10,000,000 public warrants, 720,000 private placement warrants and 152,800 service warrants. The carrying value the warrants as of June 30, 2023 is USD 771,105 (December 31, 2022: USD 562,722).

The fair value change of the warrant liabilities recognized in the condensed interim consolidated statement of comprehensive income has an increase of USD 208,383 for the six-month period ended June 30, 2023 (decrease of USD 3,597,835 for the six-month period ended June 30, 2022).

The warrants are fair valued using Black-Scholes model. The following assumptions are used in calculating the fair values of the warrants:

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022

Volatility	104%	75%
Risk-free rate	3.794%	3.794%